Trade Accounts Receivable (Tables)	12 Months Ended
Jan. 31, 2024
Trade Accounts Receivable
Schedule of trade accounts receivable

	January 31,	January 31,
	2024	2023
Trade accounts receivable	52,268	46,718
Less: Provision for credit losses	(699)	(1,545)
	51,569	45,173

Schedule of changes in provision for credit losses

Provision
for Credit
Losses
Balance at January 31, 2022	1,860
Current period provision for expected losses	1,068
Write-offs charged against the provision	(1,341)
Effect of movements in foreign exchange	(42)
Balance at January 31, 2023	1,545
Current period provision for expected losses	924
Write-offs charged against the provision	(1,770)
Effect of movements in foreign exchange	—
Balance at January 31, 2024	699